Basis of preparation - Consolidated financial statements (Details) - Turkey € in Millions	12 Months Ended
Mar. 31, 2023 EUR (€)
Disclosure of Basis Of Preparation [Line Items]
Revenue	€ 85
Operating profit	(87)
Profit for the financial year	(123)
Non-current assets	814
Equity attributable to owners of the parent	777
Non-controlling interests	€ 37